Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2018
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Interest-Bearing Deposits

NOTE 9 - INTEREST-BEARING DEPOSITS

Interest-bearing deposits as of December 31, 2018 and 2017 were as follows:

	2018	2017
Demand	$261,996	$183,680
Statement and Passbook Savings	582,128	435,377
Certificates of Deposit:
$250 and over	42,815	8,206
Other	173,445	192,455
Individual Retirement Accounts	51,426	23,241
Total	$1,111,810	$842,959

Scheduled maturities of certificates of deposit, including IRA’s at December 31, 2018 were as follows:

2019	$155,304
2020	66,734
2021	29,011
2022	11,582
2023	4,667
Thereafter	388
Total	$267,686

Deposits from the Company’s principal officers, directors, and their affiliates at year-end 2018 and 2017 were $6,925 and $9,633, respectively.

As of December 31, 2018, CDs and IRAs totaling $46,999 met or exceeded the FDIC’s insurance limit of $250,000.